Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned

	Valuation Methodology	Unobservable Inputs	Range of Inputs	Average of Inputs
Impaired loans
Commercial:
Real Estate	Appraisals	Discounts for collection issues and changes in market conditions	10-30%	20%
Land	Appraisals	Discounts for collection issues and changes in market conditions	0-40%	17%
Mortgage	Appraisals	Discounts for collection issues and changes in market conditions	0-20%	11%

Other real estate owned, net
Commercial:
Real Estate	Appraisals	Discount for changes in market conditions	40%	40%
Land	Appraisals	Discount for changes in market conditions	6%-17%	11%
Mortgage	Appraisals	Discount for changes in market conditions	7%-29%	18%

Assets and liabilities measured at fair value on a recurring basis

		Fair Value Measurements at December 31, 2012 using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Financial Assets
Investment securities available-for-sale
U.S. federal agency	$8,405	$—	$8,405	$—
State and municipal	45,614	—	45,614	—
Mortgage-backed securities – residential	12,385	—	12,385	—
Corporate debt securities	4,060		4,060
Government agency sponsored collateralized mortgage obligations	55,156	—	55,156	—

Total investment securities available-for-sale	$125,620	$—	$125,620	$—

Loans held for sale	$1,155	$—	$1,155	$—

Derivatives – residential mortgage loan commitments	$79	$—	$79	$—

Financial Liabilities
Derivatives – interest rate swaps	$(1,984)	$—	$(1,984)	$—

		Fair Value Measurements at December 31, 2011 using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Financial Assets
Investment securities available-for-sale
U.S. treasury and federal agency	$12,601	$—	$12,601	$—
State and municipal	43,106	—	43,106	—
Mortgage-backed securities – residential	31,789	—	31,789	—
Government agency sponsored collateralized mortgage obligations	44,478	—	44,478	—

Total investment securities available-for-sale	$131,974	$—	$131,974	$—

Loans held for sale	$3,049	$—	$3,049	$—

Derivatives – residential mortgage loan commitments	$57	$—	$57	$—

Financial Liabilities
Derivatives – interest rate swaps	$(2,283)	$—	$(2,283)	$—

Assets measured at fair value on a non-recurring basis

		Fair Value Measurements at December 31, 2012 using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans:
Commercial:
Real estate	$833	$—	$—	$833
Land	2,000	—	—	2,000
Mortgage	697	—	—	697
Other real estate owned, net:
Commercial:
Real estate	102	—	—	102
Land	385	—	—	385
Mortgage	133	—	—	133
Mortgage servicing rights	273	—	273	—

		Fair Value Measurements at December 31, 2011 using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans:
Commercial:
Commercial	$22	$—	$—	$22
Real estate	473	—	—	473
Land	475	—	—	475
Mortgage	557	—	—	557
Home equity	3	—	—	3
Other real estate owned, net:
Commercial:
Real estate	365	—	—	365
Mortgage	93	—	—	93
Mortgage servicing right	271	—	271	—

Difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale

	December 31, 2012
	Aggregate Fair Value	Gain (Loss)	Contractual Principal
Loans held for sale	$1,155	$34	$1,121

	December 31, 2011
	Aggregate Fair Value	Gain (Loss)	Contractual Principal
Loans held for sale	$3,049	$43	$3,006

Amount of gains and losses from fair value changes

	Changes in Fair Values for the years ended December 31, 2012 and 2011, for the Items Measured at Fair Value Pursuant to Election of the Fair Value Option
	Other Gains and Losses	Interest Income	Interest Expense	Total Changes in Fair Values Included in Current Period Earnings
Year Ended December 31, 2012
Assets:
Loans held for sale	$(9)	$31	$—	$20

Year Ended December 31, 2011
Assets:
Loans held for sale	$(3)	$29	$—	$26

Carrying amounts and estimated fair values of financial instruments

		Fair Value Measurements at December 31, 2012 using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets
Cash and due from financial institutions	$6,857	$6,857	$—	$—
Interest-earning time deposits at other financial institutions	7,141	—	7,197	—
Securities available for sale	125,620	—	125,620	—
Federal Home Loan Bank stock	3,817	N/A	N/A	N/A
Loans held for sale	1,155	—	1,155	—
Loans, net	313,692	—	—	318,534
Accrued interest receivable	1,481	2	802	677

Financial liabilities
Deposits	(348,970)	—	(347,348)	—
Federal Home Loan Bank advances	(49,009)	—	(51,059)	—
Subordinated debentures	(5,155)	—	—	(5,188)
Accrued interest payable	(198)	—	(196)	(2)
Derivatives – interest rate swaps	(1,984)	—	(1,984)	—

December 31, 2011	Carrying	Fair
	Amount	Value
Financial assets
Cash and due from financial institutions	$8,146	$8,146
Securities available-for-sale	131,974	131,974
Federal Home Loan Bank stock	3,817	N/A
Loans held for sale	3,049	3,049
Loans, net	295,359	301,293
Accrued interest receivable	1,518	1,518

Financial liabilities
Deposits	$(333,560)	$(331,486)
Federal Home Loan Bank advances	(72,021)	(74,307)
Subordinated debentures	(5,155)	(4,582)
FDIC guaranteed unsecured borrowings	(4,981)	(4,989)
Accrued interest payable	(396)	(396)
Derivatives – interest rate swaps	(2,283)	(2,283)